Condensed Consolidated Balance Sheet (Unaudited) - USD ($)	Sep. 30, 2021	Jan. 18, 2021		Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 3,152
Prepaid expenses	782,790	$ 14,768
Total current assets	785,942	14,768
Deferred offering costs associated with proposed public offering		80,000
Investments held in Trust Account	382,614,309
Total Assets	383,400,251	94,768
Current liabilities:
Accounts payable	192,353
Accrued expenses	194,868	80,000
Due to related party	708
Note payable	770,000
Total current liabilities	1,157,929	80,000
Derivative warrant liabilities	24,225,300
Deferred underwriting commissions	13,390,810
Total liabilities	38,774,039
Commitments and Contingencies
Class A ordinary shares subject to possible redemption: 38,259,457 shares at $10.00 per share	382,594,570
Shareholders’ Equity (Deficit):
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued or outstanding
Class A ordinary shares, $0.0001 par value; 500,000,000 shares authorized
Class B ordinary shares, $0.0001 par value; 50,000,000 shares authorized; 9,564,864 shares issued and outstanding	956	1,006	[1],[2]
Additional paid-in capital		23,994
Accumulated deficit	(37,969,314)	(10,232)
Total shareholders’ deficit	(37,968,358)	14,768
Total stockholders’ equity (deficit)	(37,968,358)	14,768
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	383,400,251	$ 94,768
VIECO USA, Inc.
Current assets:
Cash	31,176,000			$ 22,433,000	$ 148,967,000
Restricted cash	828,000			4,353,000	2,473,000
Accounts receivable, net	1,323,000			3,358,000	2,007,000
Contract costs, net	2,668,000
Inventory	22,841,000			66,000
Prepaid expenses	8,913,000			6,421,000	6,740,000
Due from related party					781,000
Total current assets	67,749,000			36,631,000	160,968,000
Property, plant and equipment, net	56,172,000			49,103,000	48,615,000
Right-of-use assets	15,046,000			14,466,000	15,460,000
Investments	11,558,000
Deferred transaction costs	6,300,000
Other noncurrent assets	388,000			356,000	280,000
Total Assets	157,213,000			100,556,000	225,323,000
Current liabilities:
Accounts payable	9,712,000			3,303,000	3,783,000
Current portion of lease obligation	1,617,000			1,154,000	683,000
Accrued expenses	24,816,000			18,419,000	12,498,000
Deferred revenue	828,000			4,119,000	4,183,000
Due to related party	34,000			117,000
Total current liabilities	37,007,000			27,112,000	21,147,000
Lease obligation, net of current portion	14,450,000			14,179,000	15,230,000
Deferred revenue, net of current portion	38,492,000			23,520,000	71,546,000
Long-term debt due to Parent Company				235,108,000	230,277,000
Other long-term liabilities	290,000			306,000	290,000
Total liabilities	90,239,000			300,225,000	338,490,000
Commitments and Contingencies
Shareholders’ Equity (Deficit):
Common stock (par value $0.0001 – 100 shares authorized, issued and outstanding)
Additional paid-in capital	815,444,000			443,195,000	411,683,000
Accumulated deficit	(777,973,000)			(662,640,000)	(541,136,000)
Accumulated other comprehensive income	32,000			134,000	41,000
Total shareholders’ deficit	37,503,000			(219,311,000)	(129,412,000)
Non-controlling interests in VO Holdings, Inc.	29,471,000			19,642,000	16,245,000
Total stockholders’ equity (deficit)	66,974,000			(199,669,000)	(113,167,000)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders’ Deficit	$ 157,213,000			$ 100,556,000	$ 225,323,000

[1]	On March 22, 2021 the Sponsor effected a surrender of 1,437,500 Class B ordinary shares to the Company for no consideration, resulting in a decrease in the total number of Class B ordinary shares outstanding from 11,500,000 to 10,062,500. All shares and associated amounts have been retroactively restated to reflect the share surrender (see Note 5).
[2]	This number includes up to 1,312,500 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).